COMMITMENTS (Details)	Dec. 31, 2019 CAD ($)
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	$ 79,603
Total	79,603
2020
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	45,489
Total	45,489
2021
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	24,574
Total	24,574
2022
DisclosureOfCapitalCommitmentsLineItems [Line Items]
Office lease obligations	9,540
Total	$ 9,540